Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Share capital	Treasury shares	Additional paid in capital	Accumulated deficit
Balance at beginning of year (in shares) at Dec. 31, 2020		53,907,787
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued (in shares)		0
Shares repurchased (in shares)		(777,203)
Distributed treasury shares (in shares)		0
Balance at end of year (in shares) at Dec. 31, 2021		53,130,584
Balance at beginning of year at Dec. 31, 2020		$ 5,411	$ (1,661)	$ 1,190,333	$ (358,908)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued		0		0
Shares repurchased			(7,788)
Share-based payments				(1,273)
Distributed treasury shares			0	0
Net income	$ 162,205				162,205
Dividends paid					(98,932)
Balance at end of year at Dec. 31, 2021	889,387	$ 5,411	(9,449)	1,189,060	(295,635)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued (in shares)		409,741
Shares repurchased (in shares)		0
Distributed treasury shares (in shares)		141,815
Balance at end of year (in shares) at Dec. 31, 2022		53,682,140
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued		$ 41		14,449
Shares repurchased			0
Share-based payments				331
Distributed treasury shares			1,367	(433)
Net income	188,042				188,042
Dividends paid					(186,094)
Balance at end of year at Dec. 31, 2022	907,090	$ 5,452	(8,082)	1,203,407	(293,687)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued (in shares)		0
Shares repurchased (in shares)		0
Distributed treasury shares (in shares)		54,178
Balance at end of year (in shares) at Dec. 31, 2023		53,736,318
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued		$ 0		0
Shares repurchased			0
Share-based payments				1,749
Distributed treasury shares			522	(522)
Net income	120,039				120,039
Dividends paid					(181,225)
Balance at end of year at Dec. 31, 2023	$ 847,653	$ 5,452	$ (7,560)	$ 1,204,634	$ (354,873)